Property, Plant And Equipment (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property Plant and Equipment (Textual) [Abstract]
Depreciation	$ 46.0	$ 25.6	$ 22.8
Impairment charges	$ 20.2	$ 1.8